Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventories

NOTE 3: INVENTORIES

The Company primarily uses the last-in, first-out (LIFO) method of valuing inventory. Interim LIFO calculations are based on actual inventory levels.

Inventories, at stated LIFO value, were classified at March 31, 2014 and December 31, 2013 as follows:

	March 31, 2014	December 31, 2013
	(In millions)
In process and finished products	$706.2	$733.0

If current cost had been used to value inventories, such inventories would have been $58 million and $67 million lower than reported at March 31, 2014 and December 31, 2013, respectively. Approximately 89% and 91% of inventories are accounted for under the LIFO method at March 31, 2014 and December 31, 2013, respectively. Non-LIFO inventories consist primarily of inventory at our foreign facilities using the weighted-average cost and the specific cost methods. Substantially all of our inventories consist of finished products.

The Company has consignment inventory at certain customer locations, which totaled $11.1 million and $11.7 million at March 31, 2014 and December 31, 2013, respectively.

Note 4: Inventories

Inventories, at stated LIFO value, were classified at December 31, 2013 and 2012 as follows:

	At December 31,
	2013	2012
	(In millions)
In process and finished products	$733.0	$741.5

If current cost had been used to value inventories, such inventories would have been $67 million lower and $34 million lower than reported at December 31, 2013 and 2012, respectively. Approximately 91% and 88% of inventories are accounted for under the LIFO method at December 31, 2013 and 2012, respectively. Non-LIFO inventories consist primarily of inventory at our foreign facilities using the weighted-average cost and the specific cost methods. Substantially all of our inventories consist of finished products.

The Company has consignment inventory at certain customer locations, which totaled $11.7 million and $11.3 million at December 31, 2013 and 2012, respectively.